Document and Entity Information	Jul. 21, 2025
Cover [Abstract]
Entity Registrant Name	FARO TECHNOLOGIES INC
Amendment Flag	false
Entity Central Index Key	0000917491
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jul. 21, 2025
Entity Incorporation State Country Code	FL
Entity File Number	0-23081
Entity Tax Identification Number	59-3157093
Entity Address, Address Line One	125 Technology Park
Entity Address, City or Town	Lake Mary
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32746
City Area Code	(407)
Local Phone Number	333-9911
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.001
Trading Symbol	FARO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false